S000093501 [Member] Expense Example - NT Short-Term Tax-Exempt Bond ETF - NT Short-Term Tax-Exempt Bond ETF	Aug. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	$ 16